                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08921
              ----------------------------------------------------

                     CREDIT SUISSE SELECT EQUITY FUND, INC.
             ------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                     Credit Suisse Select Equity Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: December 31

Date of reporting period: September 1, 2004 to December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.
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[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

DECEMBER 31, 2004

-  CREDIT SUISSE
   SELECT EQUITY FUND

THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-8274 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAMOR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE SELECT EQUITY FUND
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2004 (unaudited)
                                                                February 2, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
9/01/04 - 12/31/04*

                   SHARE CLASS/BENCHMARK                        PERFORMANCE
                   Common(1)                                       10.70%
                   Class A(1)                                      10.67%
                   Class B(1)                                      10.44%
                   Class C(1)                                      10.47%
                   S&P 500 Index(2)                                10.41%

* As a result of a recent change, the Fund's fiscal year now ends on December 31. The Fund's previous fiscal year end-date was August 31.

   Performance for the Fund's Class A Shares, Class B Shares and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.(3)

THE MARKET: LATE PERIOD RALLY FUELED BY OPTIMISM

   The final four months of 2004 was a positive period for the US stock market, which benefited from an end to escalating oil prices and mostly favorable employment news. In a related development, and part of a seemingly virtuous circle, a strong upturn in consumer confidence also supported the market. On the earnings front, while momentum has generally slowed, third quarter results were supportive, and the profit outlook for 2005 remained healthy in our view.

STRATEGIC REVIEW: FOCUS ON COMPANY FUNDAMENTALS

   In this environment, the Fund modestly outperformed its benchmark. Stocks that aided its performance included its financial services, health care and industrial holdings. The Fund was also helped by stock selection in the technology sector, an area where we strengthened our research bench earlier in 2004. On the negative side in terms of relative return, we underperformed in the consumer discretionary sector, in large part due to not owning strong performers we viewed as less compelling from an economic profit perspective.

   Our ongoing search for companies with good or improving economic profit -- defined as return on invested capital minus the cost of that capital -- resulted in several noteworthy stock purchases in the period. We added Pioneer Natural Resources (1.9% of the Fund's portfolio as of December 31,
2004). We think that healthy cash flows could sustain the company's share buyback activity. In the financial area we initiated a position in North Fork Bancorp (1.9% of the Fund's portfolio as of December 31, 2004), where we think a recent merger could lead to improved return on invested capital. Another new holding was Johnson & Johnson (1.7% of the Fund's portfolio as of December 31, 2004), whose economic profile we feel could be further improved due to a recent strategic acquisition.

   Our sales included Lockheed Martin, based on the threat posed by defense budget cuts to large scale programs such as its F-22 aircraft. Another noteworthy elimination was Medtronic, on our concerns over its efforts to compete in areas such as the market for drug-coated stents. We sold JC Penney on our analysis of management transition risk, following a period of improved operations.

   We remain committed to our stock selection disciplines, emphasizing companies we think can methodically sustain and/or improve their return on invested capital. We continue to believe that companies that deliver superior economic profit should deliver outperformance over time.

The Credit Suisse Large Cap Core Team

Hugh M. Neuburger
Margaret D. Miller
Sarah J. Dyer
William D. Butler

   THE FUND IS PERMITTED TO INVEST A GREATER PROPORTION OF ITS ASSETS IN THE SECURITIES OF A SMALLER NUMBER OF ISSUERS. AS A RESULT, THE FUND MAY BE SUBJECT TO GREATER VOLATILITY.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
 IN THE CREDIT SUISSE SELECT EQUITY FUND(1) COMMON CLASS SHARES AND THE S&P 500
                       INDEX(2) FROM INCEPTION (10/30/98).

[CHART]

                            CREDIT SUISSE SELECT
                            EQUITY FUND(1) -- COMMON         S&P 500
                            CLASS -- $12,644                 INDEX(2) -- $12,233
  10/30/98                                $   10,000                  $   10,000
  10/31/98                                $   10,000                  $   10,117
  11/30/98                                $   10,765                  $   10,731
  12/31/98                                $   11,220                  $   11,355
   1/31/99                                $   11,289                  $   11,823
   2/28/99                                $   11,056                  $   11,455
   3/31/99                                $   11,634                  $   11,916
   4/30/99                                $   12,437                  $   12,369
   5/31/99                                $   11,960                  $   12,083
   6/30/99                                $   12,744                  $   12,744
   7/31/99                                $   12,155                  $   12,356
   8/31/99                                $   12,619                  $   12,298
   9/30/99                                $   12,286                  $   11,958
  10/31/99                                $   12,929                  $   12,718
  11/30/99                                $   13,844                  $   12,978
  12/31/99                                $   14,292                  $   13,741
 1/31/2000                                $   13,782                  $   13,050
 2/29/2000                                $   14,310                  $   12,804
 3/31/2000                                $   15,568                  $   14,056
 4/30/2000                                $   15,780                  $   13,633
 5/31/2000                                $   15,780                  $   13,353
 6/30/2000                                $   16,105                  $   13,683
 7/31/2000                                $   16,000                  $   13,469
 8/31/2000                                $   16,836                  $   14,305
 9/30/2000                                $   16,642                  $   13,550
10/31/2000                                $   16,809                  $   13,493
11/30/2000                                $   15,260                  $   12,429
12/31/2000                                $   15,076                  $   12,490
 1/31/2001                                $   15,720                  $   12,933
 2/28/2001                                $   14,148                  $   11,753
 3/31/2001                                $   12,841                  $   11,009
 4/30/2001                                $   13,817                  $   11,864
 5/31/2001                                $   14,148                  $   11,944
 6/30/2001                                $   13,893                  $   11,653
 7/31/2001                                $   13,438                  $   11,539
 8/31/2001                                $   12,680                  $   10,816
 9/30/2001                                $   11,506                  $    9,943
10/31/2001                                $   11,696                  $   10,132
11/30/2001                                $   12,832                  $   10,910
12/31/2001                                $   12,766                  $   11,005
 1/31/2002                                $   12,529                  $   10,845
 2/28/2002                                $   12,140                  $   10,636
 3/31/2002                                $   12,539                  $   11,036
 4/30/2002                                $   11,855                  $   10,367
 5/31/2002                                $   12,017                  $   10,290
 6/30/2002                                $   11,067                  $    9,557
 7/31/2002                                $   10,128                  $    8,812
 8/31/2002                                $   10,118                  $    8,870
 9/30/2002                                $    9,008                  $    7,906
10/31/2002                                $    9,757                  $    8,602
11/30/2002                                $   10,374                  $    9,108
12/31/2002                                $    9,721                  $    8,573
 1/31/2003                                $    9,436                  $    8,348
 2/28/2003                                $    9,341                  $    8,223
 3/31/2003                                $    9,465                  $    8,303
 4/30/2003                                $   10,007                  $    8,987
 5/31/2003                                $   10,396                  $    9,461
 6/30/2003                                $   10,501                  $    9,582
 7/31/2003                                $   10,757                  $    9,751
 8/31/2003                                $   10,852                  $    9,941
 9/30/2003                                $   10,605                  $    9,835
10/31/2003                                $   11,175                  $   10,392
11/30/2003                                $   11,327                  $   10,483
12/31/2003                                $   11,802                  $   11,033
 1/31/2004                                $   11,755                  $   11,235
 2/29/2004                                $   11,840                  $   11,391
 3/31/2004                                $   11,660                  $   11,220
 4/30/2004                                $   11,527                  $   11,043
 5/31/2004                                $   11,650                  $   11,195
 6/30/2004                                $   11,888                  $   11,413
 7/31/2004                                $   11,479                  $   11,035
 8/31/2004                                $   11,422                  $   11,080
 9/30/2004                                $   11,565                  $   11,200
10/31/2004                                $   11,745                  $   11,371
11/30/2004                                $   12,268                  $   11,831
12/31/2004                                $   12,644                  $   12,233

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
       CREDIT SUISSE SELECT EQUITY FUND(1) CLASS A SHARES(3), CLASS B SHARES(3),
        CLASS C SHARES(3) AND THE S&P 500 INDEX(2) FROM INCEPTION (07/31/01).

[CHART]

              CREDIT SUISSE SELECT        CREDIT SUISSE SELECT        CREDIT SUISSE SELECT
              EQUITY FUND(1) --           EQUITY FUND(1) --           EQUITY FUND(1) --
              CLASS A(3) -- $8,880        CLASS B(3) -- $9,095        CLASS C(3) -- $9,159
              (WITH MAXIMUM               (WITH MAXIMUM CONTINGENT    (WITH MAXIMUM CONTINGENT    S&P 500
              SALES CHARGE)               DEFERRED SALES CHARGE)      DEFERRED SALES CHARGE)      Index(2) -- $10,602
--------------------------------------------------------------------------------------------------------------------------
 7/31/2001               $   9,425                   $  10,000                      $  10,000                $  10,000
 8/31/2001               $   8,891                   $   9,429                      $   9,436                $   9,374
 9/30/2001               $   8,068                   $   8,555                      $   8,548                $   8,617
10/31/2001               $   8,207                   $   8,696                      $   8,682                $   8,781
11/30/2001               $   9,011                   $   9,535                      $   9,521                $   9,455
12/31/2001               $   8,958                   $   9,477                      $   9,463                $   9,538
 1/31/2002               $   8,792                   $   9,293                      $   9,279                $   9,399
 2/28/2002               $   8,519                   $   8,997                      $   8,990                $   9,217
 3/31/2002               $   8,798                   $   9,293                      $   9,279                $   9,564
 4/30/2002               $   8,319                   $   8,778                      $   8,764                $   8,984
 5/31/2002               $   8,432                   $   8,884                      $   8,877                $   8,918
 6/30/2002               $   7,767                   $   8,178                      $   8,178                $   8,283
 7/31/2002               $   7,108                   $   7,480                      $   7,473                $   7,637
 8/31/2002               $   7,101                   $   7,473                      $   7,452                $   7,687
 9/30/2002               $   6,323                   $   6,647                      $   6,626                $   6,852
10/31/2002               $   6,855                   $   7,205                      $   7,183                $   7,455
11/30/2002               $   7,288                   $   7,649                      $   7,628                $   7,894
12/31/2002               $   6,826                   $   7,162                      $   7,141                $   7,430
 1/31/2003               $   6,626                   $   6,951                      $   6,929                $   7,235
 2/28/2003               $   6,560                   $   6,873                      $   6,859                $   7,127
 3/31/2003               $   6,646                   $   6,965                      $   6,943                $   7,196
 4/30/2003               $   7,026                   $   7,353                      $   7,339                $   7,789
 5/31/2003               $   7,305                   $   7,642                      $   7,621                $   8,199
 6/30/2003               $   7,372                   $   7,713                      $   7,684                $   8,304
 7/31/2003               $   7,552                   $   7,889                      $   7,868                $   8,450
 8/31/2003               $   7,618                   $   7,953                      $   7,931                $   8,615
 9/30/2003               $   7,452                   $   7,776                      $   7,755                $   8,524
10/31/2003               $   7,851                   $   8,185                      $   8,164                $   9,006
11/30/2003               $   7,951                   $   8,284                      $   8,263                $   9,086
12/31/2003               $   8,291                   $   8,630                      $   8,609                $   9,562
 1/31/2004               $   8,257                   $   8,595                      $   8,574                $   9,737
 2/29/2004               $   8,317                   $   8,651                      $   8,630                $   9,872
 3/31/2004               $   8,191                   $   8,510                      $   8,489                $   9,724
 4/30/2004               $   8,098                   $   8,411                      $   8,390                $   9,571
 5/31/2004               $   8,178                   $   8,489                      $   8,468                $   9,702
 6/30/2004               $   8,351                   $   8,658                      $   8,637                $   9,891
 7/31/2004               $   8,064                   $   8,355                      $   8,341                $   9,564
 8/31/2004               $   8,024                   $   8,312                      $   8,291                $   9,602
 9/30/2004               $   8,118                   $   8,404                      $   8,390                $   9,706
10/31/2004               $   8,251                   $   8,538                      $   8,517                $   9,855
11/30/2004               $   8,617                   $   8,905                      $   8,884                $  10,253
12/31/2004               $   8,880                   $   9,095                      $   9,159                $  10,602

               AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004(1)

                             1 YEAR      5 YEAR      SINCE INCEPTION
                            --------    --------     ---------------
Common Class                    7.13%      (2.42)%              3.87%
Class A Without Sales
    Charge                      7.11%         --               (1.72)%
Class A With Maximum
     Sales Charge               0.94%         --               (3.41)%
Class B Without CDSC            6.38%         --               (2.47)%
Class B With CDSC               2.39%         --               (2.74)%
Class C Without CDSC            6.39%         --               (2.53)%
Class C With CDSC               5.40%         --               (2.53)%

   RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENTS OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

(3) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%) was 4.34%. Total return for Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge of 4.00%), was 6.44%. Total return for Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge of 1.00%), was 9.47%.

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended December 31, 2004.

   The table illustrates your Fund's expenses in two ways:

   - ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   - HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

                   EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2004

                                             COMMON
                                              CLASS      CLASS A      CLASS B      CLASS C
                                           ----------   ----------   ----------   ----------
ACTUAL FUND RETURN

Beginning Account Value 7/1/04             $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 12/31/04              $ 1,063.60   $ 1,063.40   $ 1,060.30   $ 1,060.50
Expenses Paid per $1,000*                  $     6.74   $     6.74   $    10.62   $    10.62

HYPOTHETICAL 5% FUND RETURN

Beginning Account Value 7/1/04             $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 12/31/04              $ 1,018.60   $ 1,018.60   $ 1,014.83   $ 1,014.83
Expenses Paid per $1,000*                  $     6.60   $     6.60   $    10.38   $    10.38

                                             COMMON
                                              CLASS      CLASS A      CLASS B      CLASS C
                                           ----------   ----------   ----------   ----------
ANNUALIZED EXPENSE RATIOS*                       1.30%        1.30%        2.05%        2.05%

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

   THE "EXPENSE PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

[CHART]

SECTOR BREAKDOWN*

Financials                         20.40%
Industrials                        20.30%
Information Technology             13.50%
Consumer Discretionary             13.10%
Health Care                         9.40%
Materials                           8.40%
Consumer Staples                    7.20%
Energy                              7.00%
Short-Term Investments              0.70%

----------
* The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2004

                                                        NUMBER OF
                                                         SHARES             VALUE
                                                     ---------------   ---------------
COMMON STOCKS (99.6%)
AEROSPACE & DEFENSE (3.5%)
    L-3 Communications Holdings, Inc.                         18,200   $     1,332,968
    United Technologies Corp.                                 14,800         1,529,580
                                                                       ---------------
                                                                             2,862,548
                                                                       ---------------
BANKS (7.5%)
    Bank of New York Company, Inc.                            47,100         1,574,082
    North Fork Bancorporation, Inc.                           54,350         1,567,998
    U.S. Bancorp                                              40,900         1,280,988
    Wachovia Corp.                                            33,400         1,756,840
                                                                       ---------------
                                                                             6,179,908
                                                                       ---------------
BEVERAGES (1.4%)
    Anheuser-Busch Companies, Inc.                            22,800         1,156,644
                                                                       ---------------
BIOTECHNOLOGY (3.1%)
    Biogen Idec, Inc.*                                        13,400           892,574
    Charles River Laboratories International, Inc.^           16,900           777,569
    Gilead Sciences, Inc.*                                    24,100           843,259
                                                                       ---------------
                                                                             2,513,402
                                                                       ---------------
BUILDING PRODUCTS (2.1%)
    American Standard Companies, Inc.*                        41,200         1,702,384
                                                                       ---------------
CHEMICALS (5.1%)
    Du Pont (E. I.) de Nemours & Co.                          39,700         1,947,285
    PPG Industries, Inc.                                      32,900         2,242,464
                                                                       ---------------
                                                                             4,189,749
                                                                       ---------------
COMMERCIAL SERVICES & SUPPLIES (5.4%)
    Avery Dennison Corp.                                      12,200           731,634
    Cendant Corp.                                             71,200         1,664,656
    Cintas Corp.                                              17,500           767,550
    Monster Worldwide, Inc.*^                                 37,300         1,254,772
                                                                       ---------------
                                                                             4,418,612
                                                                       ---------------
COMMUNICATIONS EQUIPMENT (2.5%)
    Cisco Systems, Inc.*                                      63,800         1,231,340
    Qualcomm, Inc.                                            18,600           788,640
                                                                       ---------------
                                                                             2,019,980
                                                                       ---------------
COMPUTERS & PERIPHERALS (3.6%)
    Dell, Inc.*                                               24,800         1,045,072
    EMC Corp.*                                                72,700         1,081,049
    Network Appliance, Inc.*                                  25,800           857,076
                                                                       ---------------
                                                                             2,983,197
                                                                       ---------------
DIVERSIFIED FINANCIALS (8.2%)
    Capital One Financial Corp.                               15,200         1,279,992
    Citigroup, Inc.                                           53,071         2,556,961
    Goldman Sachs Group, Inc.                                 11,800         1,227,672
    Morgan Stanley                                            30,600         1,698,912
                                                                       ---------------
                                                                             6,763,537
                                                                       ---------------

                See Accompanying Notes to Financial Statements.

                                                        NUMBER OF
                                                         SHARES             VALUE
                                                     ---------------   ---------------
COMMON STOCKS
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
    Broadcom Corp. Class A*                                   26,300   $       848,964
                                                                       ---------------
FOOD & DRUG RETAILING (3.5%)
    Albertson's, Inc.^                                        30,500           728,340
    CVS Corp.                                                 47,300         2,131,811
                                                                       ---------------
                                                                             2,860,151
                                                                       ---------------
FOOD PRODUCTS (1.1%)
    Kellogg Co.                                               20,000           893,200
                                                                       ---------------
HEALTHCARE EQUIPMENT & SUPPLIES (1.6%)
    Beckman Coulter, Inc.                                     19,800         1,326,402
                                                                       ---------------
HEALTHCARE PROVIDERS & SERVICES (2.1%)
    UnitedHealth Group, Inc.                                  19,200         1,690,176
                                                                       ---------------
HOTELS, RESTAURANTS & LEISURE (1.2%)
    McDonald's Corp.                                          29,600           948,976
                                                                       ---------------
HOUSEHOLD PRODUCTS (1.2%)
    Kimberly-Clark Corp.                                      15,100           993,731
                                                                       ---------------
INDUSTRIAL CONGLOMERATES (7.4%)
    General Electric Co.                                      72,100         2,631,650
    Honeywell International, Inc.                             42,600         1,508,466
    Tyco International, Ltd.                                  54,600         1,951,404
                                                                       ---------------
                                                                             6,091,520
                                                                       ---------------
INSURANCE (4.7%)
    Allstate Corp.                                            33,600         1,737,792
    Prudential Financial, Inc.                                39,000         2,143,440
                                                                       ---------------
                                                                             3,881,232
                                                                       ---------------
MACHINERY (2.0%)
    Caterpillar, Inc.                                         17,100         1,667,421
                                                                       ---------------
MEDIA (6.2%)
    Gannett Company, Inc.                                     21,300         1,740,210
    Tribune Co.                                               46,700         1,967,938
    Viacom, Inc. Class B                                      38,600         1,404,654
                                                                       ---------------
                                                                             5,112,802
                                                                       ---------------
METALS & MINING (1.2%)
    Alcoa, Inc.                                               32,200         1,011,724
                                                                       ---------------
MULTILINE RETAIL (1.1%)
    May Department Stores Co.                                 31,400           923,160
                                                                       ---------------
OIL & GAS (7.1%)
    Burlington Resources, Inc.                                25,800         1,122,300
    Exxon Mobil Corp.                                         59,900         3,070,474
    Pioneer Natural Resources Co.                             45,700         1,604,070
                                                                       ---------------
                                                                             5,796,844
                                                                       ---------------

                 See Accompanying Notes to Financial Statements.

                                                        NUMBER OF
                                                         SHARES             VALUE
                                                     ---------------   ---------------
COMMON STOCKS
PAPER & FOREST PRODUCTS (2.1%)
    MeadWestvaco Corp.                                        51,600   $     1,748,724
    Neenah Paper, Inc.*^                                         469            15,289
                                                                       ---------------
                                                                             1,764,013
                                                                       ---------------
PHARMACEUTICALS (2.7%)
    Eli Lilly & Co.                                           14,900           845,575
    Johnson & Johnson                                         22,000         1,395,240
                                                                       ---------------
                                                                             2,240,815
                                                                       ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.1%)
    Intel Corp.                                               37,100           867,769
                                                                       ---------------
SOFTWARE (5.3%)
    Adobe Systems, Inc.                                       13,200           828,168
    Electronic Arts, Inc.*                                    14,900           919,032
    Microsoft Corp.                                           98,500         2,630,935
                                                                       ---------------
                                                                             4,378,135
                                                                       ---------------
SPECIALTY RETAIL (4.6%)
    Best Buy Company, Inc.                                    21,800         1,295,356
    Ross Stores, Inc.^                                        45,400         1,310,698
    TJX Companies, Inc.                                       46,500         1,168,545
                                                                       ---------------
                                                                             3,774,599
                                                                       ---------------
TOTAL COMMON STOCKS (Cost $69,288,748)                                      81,861,595
                                                                       ---------------
SHORT-TERM INVESTMENTS (2.7%)
    State Street Navigator Prime Fund^^                    1,673,277         1,673,277

                                                          PAR
                                                          (000)
                                                         ------
    State Street Bank and Trust Co. Euro Time
      Deposit, 1.400%, 1/03/05                           $  563                563,000
                                                                       ---------------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,236,277)                               2,236,277

TOTAL INVESTMENTS AT VALUE (102.3%) (Cost $71,525,025)                      84,097,872

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.3%)                               (1,888,541)
                                                                       ---------------
NET ASSETS (100.0%)                                                    $    82,209,331
                                                                       ===============

----------
*  Non-income producing security.
^  Security or portion thereof is out on loan.
^^ Represents security purchased with cash collateral received for securities on loan.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004

ASSETS
    Investments at value, including collateral for securities on loan of
      $1,673,277 (Cost $71,525,025) (Note 1)                                       $    84,097,872(1)
    Cash                                                                                   104,864
    Dividend and interest receivable                                                        66,370
    Receivable for fund shares sold                                                            229
    Prepaid expenses and other assets                                                       20,095
                                                                                   ---------------
      Total Assets                                                                      84,289,430
                                                                                   ---------------
LIABILITIES
    Advisory fee payable (Note 2)                                                           34,258
    Administrative services fee payable (Note 2)                                            12,231
    Distribution fee payable (Note 2)                                                       27,606
    Payable upon return of securities loaned (Note 1)                                    1,673,277
    Payable for fund shares redeemed                                                       132,759
    Dividend payable                                                                        11,381
    Payable for investments purchased                                                      104,245
    Other accrued expenses payable                                                          84,342
                                                                                   ---------------
      Total Liabilities                                                                  2,080,099
                                                                                   ---------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                 6,617
    Paid-in capital (Note 5)                                                            75,619,316
    Undistributed net investment income                                                    332,017
    Accumulated net realized loss on investments                                        (6,321,466)
    Net unrealized appreciation from investments                                        12,572,847
                                                                                   ---------------
      Net Assets                                                                   $    82,209,331
                                                                                   ===============
COMMON SHARES
    Net assets                                                                     $     3,471,425
    Shares outstanding                                                                     278,761
                                                                                   ---------------
    Net asset value, offering price, and redemption price per share                $         12.45
                                                                                   ===============
A SHARES
    Net assets                                                                     $    63,159,754
    Shares outstanding                                                                   5,058,939
                                                                                   ---------------
    Net asset value and redemption price per share                                 $         12.48
                                                                                   ===============
    Maximum offering price per share (net asset value/(1-5.75%))                   $         13.24
                                                                                   ===============
B SHARES
    Net assets                                                                     $    13,713,935
    Shares outstanding                                                                   1,125,924
                                                                                   ---------------
    Net asset value and offering price per share                                   $         12.18
                                                                                   ===============
C SHARES
    Net assets                                                                     $     1,864,217
    Shares outstanding                                                                     153,453
                                                                                   ---------------
    Net asset value and offering price per share                                   $         12.15
                                                                                   ===============

----------
(1)  Including $1,632,621 of securities on loan.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2004(1)

                                                        FOR THE PERIOD
                                                       SEPTEMBER 1, 2004             FOR THE
                                                              TO                   YEAR ENDED
                                                       DECEMBER 31, 2004         AUGUST 31,2004
                                                     --------------------    --------------------
INVESTMENT INCOME (Note 1)
    Dividends                                        $            725,366    $            964,265
    Interest                                                        3,983                   8,288
    Securities lending                                                206                   1,468
                                                     --------------------    --------------------
      Total investment income                                     729,555                 974,021
                                                     --------------------    --------------------
EXPENSES
    Investment advisory fees (Note 2)                             205,974                 455,402
    Administrative services fees (Note 2)                          32,123                  68,119
    Distribution fees (Note 2)
      Common Class                                                  3,072                  13,010
      Class A                                                      52,007                 104,120
      Class B                                                      47,397                 116,649
      Class C                                                       6,916                  22,035
    Transfer agent fees (Note 2)                                   47,297                 140,931
    Registration fees                                              28,943                  61,750
    Printing fees (Note 2)                                         16,859                  17,871
    Audit fees                                                     13,207                  15,583
    Legal fees                                                     13,109                  48,475
    Custodian fees                                                  7,114                  23,245
    Directors' fees                                                 6,364                  18,815
    Insurance expense                                               2,654                  13,902
    Commitment fees (Note 3)                                          444                   1,914
    Miscellaneous expense                                           2,413                   6,693
                                                     --------------------    --------------------
      Total expenses                                              485,893               1,128,514
    Less: fees waived (Note 2)                                    (88,441)               (235,139)
                                                     --------------------    --------------------
      Net expenses                                                397,452                 893,375
                                                     --------------------    --------------------
       Net investment income                                      332,103                  80,646
                                                     --------------------    --------------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) FROM INVESTMENTS
    Net realized gain (loss) from investments                   1,756,240              14,143,446
    Net change in unrealized appreciation
      (depreciation) from investments                           6,219,001             (16,515,698)
                                                     --------------------    --------------------
    Net realized and unrealized gain
      (loss) from investments                                   7,975,241              (2,372,252)
                                                     --------------------    --------------------
    Net increase (decrease) in net assets
      resulting from operations                      $          8,307,344    $         (2,291,606)
                                                     ====================    ====================

----------
(1)  The Fund changed its fiscal year end from August 31 to December 31.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                        FOR THE PERIOD
                                                      SEPTEMBER 1, 2004            FOR THE                 FOR THE
                                                              TO                  YEAR ENDED              YEAR ENDED
                                                     DECEMBER 31, 2004(1)       AUGUST 31, 2004         AUGUST 31, 2003
                                                     --------------------    --------------------    --------------------
FROM OPERATIONS
  Net investment income                              $            332,103    $             80,646    $              3,330
  Net realized gain (loss) from investments                     1,756,240              14,143,446              (1,593,661)
  Net change in unrealized appreciation
   (depreciation) from investments                              6,219,001             (16,515,698)              1,995,917
                                                     --------------------    --------------------    --------------------
   Net increase (decrease) in net assets
     resulting from operations                                  8,307,344              (2,291,606)                405,586
                                                     --------------------    --------------------    --------------------
FROM DIVIDENDS
  Dividends from net investment income
   Common Class shares                                             (4,071)                 (4,482)                 (7,948)
   Class A shares                                                 (73,821)                 (1,625)                   (478)
  Distributions from net realized gains
   Common Class shares                                           (214,769)                     --                      --
   Class A shares                                              (3,950,170)                     --                      --
   Class B shares                                                (885,822)                     --                      --
   Class C shares                                                (120,536)                     --                      --
                                                     --------------------    --------------------    --------------------
   Net decrease in net assets resulting
     from dividends and distributions                          (5,249,189)                 (6,107)                 (8,426)
                                                     --------------------    --------------------    --------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                  1,038,674               3,060,914               7,762,808
  Exchange value of shares due to merger                               --              88,620,976                      --
  Reinvestment of dividends and distributions                   4,593,125                   5,774                   7,117
  Net asset value of shares redeemed                           (8,854,717)            (15,996,481)            (11,153,194)
                                                     --------------------    --------------------    --------------------
   Net increase (decrease) in net assets
     from capital share transactions                           (3,222,918)             75,691,183              (3,383,269)
                                                     --------------------    --------------------    --------------------
  Net increase (decrease) in net assets                          (164,763)             73,393,470              (2,986,109)
NET ASSETS
  Beginning of period                                          82,374,094               8,980,624              11,966,733
                                                     --------------------    --------------------    --------------------
  End of period                                      $         82,209,331    $         82,374,094    $          8,980,624
                                                     ====================    ====================    ====================
  Undistributed net investment income                $            332,017    $             77,863    $              3,324
                                                     ====================    ====================    ====================

----------
(1)  The Fund changed its fiscal year end from August 31 to December 31.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                             FOR THE PERIOD
                                            SEPTEMBER 1, 2004                      FOR THE YEAR ENDED AUGUST 31,
                                                   TO               ------------------------------------------------------------
                                           DECEMBER 31, 2004(1)       2004         2003         2002         2001         2000
                                           --------------------     --------     --------     --------     --------     --------
PER SHARE DATA
  Net asset value, beginning of period     $              12.01     $  11.42     $  10.66     $  13.39     $  19.13     $  20.11
                                           --------------------     --------     --------     --------     --------     --------
INVESTMENT OPERATIONS
  Net investment income                                    0.05(2)      0.03(2)      0.01         0.01(2)      0.02         0.03(2)
  Net gain (loss) on investments
   (both realized and unrealized)                          1.21         0.57         0.76        (2.71)       (4.48)        4.76
                                           --------------------     --------     --------     --------     --------     --------
      Total from investment operations                     1.26         0.60         0.77        (2.70)       (4.46)        4.79
                                           --------------------     --------     --------     --------     --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.01)       (0.01)       (0.01)       (0.01)       (0.03)       (0.07)
  Distributions from net realized gains                   (0.81)          --           --        (0.02)       (1.25)       (5.70)
                                           --------------------     --------     --------     --------     --------     --------
      Total dividends and distributions                   (0.82)       (0.01)       (0.01)       (0.03)       (1.28)       (5.77)
                                           --------------------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD             $              12.45     $  12.01     $  11.42     $  10.66     $  13.39     $  19.13
                                           ====================     ========     ========     ========     ========     ========
      Total return(3)                                     10.70%        5.25%        7.26%      (20.21)%     (24.68)%      33.42%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s
        omitted)                           $              3,471     $  4,383     $  5,653     $  4,545     $  7,696     $  2,758
      Ratio of expenses to average net
        assets(4)                                         1.305%        1.30%        1.25%        1.19%        1.22%        1.29%
      Ratio of net investment income to
        average net assets                                1.375%        0.23%        0.17%        0.12%        0.09%        0.18%
      Decrease reflected in above
        operating expense ratios due
        to waivers/reimbursements                         0.325%        0.40%        2.87%        2.24%        1.98%        1.83%
  Portfolio turnover rate                                    34%         168%         155%         122%         141%         235%

----------
(1)  The Fund changed its fiscal year end from August 31 to December 31.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the period ended December 31, 2004 and the years ended August 31, 2004, 2003, 2002, 2001 and 2000, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                              FOR THE PERIOD
                                             SEPTEMBER 1, 2004                   FOR THE YEAR ENDED AUGUST 31
                                                    TO               ------------------------------------------------------
                                            DECEMBER 31,2004(1)         2004            2003          2002         2001(2)
                                            -------------------      ---------      ---------      ---------      ---------
PER SHARE DATA
  Net asset value, beginning of period      $             12.04      $   11.44      $   10.67      $   13.39      $   14.19
                                            -------------------      ---------      ---------      ---------      ---------
INVESTMENT OPERATIONS
  Net investment income                                    0.06(3)        0.04(3)        0.01           0.01(3)        0.01
  Net gain (loss) on investments
    (both realized and unrealized)                         1.20           0.57           0.77          (2.70)         (0.81)
                                            -------------------      ---------      ---------      ---------      ---------
      Total from investment operations                     1.26           0.61           0.78          (2.69)         (0.80)
                                            -------------------      ---------      ---------      ---------      ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.01)         (0.01)         (0.01)         (0.01)            --
  Distributions from net realized gains                   (0.81)            --             --          (0.02)            --
                                            -------------------      ---------      ---------      ---------      ---------
      Total dividends and distributions                   (0.82)         (0.01)         (0.01)         (0.03)            --
                                            -------------------      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD              $             12.48      $   12.04       $  11.44       $  10.67       $  13.39
                                            ===================      =========       ========       ========       ========
      Total return(4)                                     10.67%          5.33%          7.28%        (20.13)%        (5.64)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)    $            63,160      $  61,089       $  1,778       $    566       $     64
  Ratio of expenses to average net
    assets(5)                                              1.30%(6)       1.30%          1.25%          1.19%          1.19%(6)
  Ratio of net investment income to
    average net assets                                     1.37%(6)       0.32%          0.22%          0.09%          0.77%(6)
  Decrease reflected in above operating
    expense ratios due to waivers/
    reimbursements                                         0.32%(6)       0.39%          2.90%          2.30%          6.44%(6)
Portfolio turnover rate                                      34%           168%           155%           122%           141%

----------
(1)  The Fund changed its fiscal year end from August 31 to December 31.

(2)  For the period July 31, 2001 (inception date) through August 31, 2001.

(3) Per share information is calculated using the average shares outstanding method.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the period ended December 31, 2004 and the years ended August 31, 2004, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized

                See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                              FOR THE PERIOD
                                            SEPTEMBER 1, 2004                   FOR THE YEAR ENDED AUGUST 31,
                                                   TO                ------------------------------------------------------
                                           DECEMBER 31, 2004(1)        2004           2003           2002          2001(2)
                                           --------------------      ---------      ---------      ---------      ---------
PER SHARE DATA
Net asset value, beginning of period       $              11.78      $   11.27      $   10.59      $   13.38      $   14.19
                                           --------------------      ---------      ---------      ---------      ---------
INVESTMENT OPERATIONS
  Net investment income (loss)                            0.02(3)       (0.05)(3)      (0.06)(3)      (0.06)(3)       0.00(4)
  Net gain (loss) on investments
    (both realized and unrealized)                        1.19           0.56           0.74          (2.71)         (0.81)
                                           --------------------      ---------      ---------      ---------      ---------
      Total from investment operations                    1.21           0.51           0.68          (2.77)         (0.81)
                                           --------------------      ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
  Distributions from net realized gains                  (0.81)            --             --          (0.02)            --
                                           --------------------      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD             $              12.18      $   11.78      $   11.27      $   10.59      $   13.38
                                           ====================      =========      =========      =========      =========
      Total return(5)                                    10.44%          4.53%          6.42%        (20.75)%        (5.71)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s
    omitted)                               $             13,714      $  14,745      $   1,109      $     518      $       1
    Ratio of expenses to average net
     assets(6)                                            2.05%(7)       2.05%          2.00%          1.94%          1.94%(7)
    Ratio of net investment income (loss)
      to average net assets                               0.62%(7)      (0.45)%        (0.55)%        (0.67)%        (0.31)%(7)
  Decrease reflected in above operating
    expense ratios due to waivers/
    reimbursements                                        0.32%(7)       0.39%          2.90%          2.25%          6.47%(7)
  Portfolio turnover rate                                   34%           168%           155%           122%           141%

----------
(1)  The Fund changed its fiscal year end from August 31 to December 31.

(2)  For the period July 31, 2001 (inception date) through August 31, 2001.

(3) Per share information is calculated using the average shares outstanding method.

(4)  This amount represents less than $0.01 per share.

(5) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(6) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the period ended December 31, 2004 and the years ended August 31, 2004, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(7)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                              FOR THE PERIOD
                                            SEPTEMBER 1, 2004                   FOR THE YEAR ENDED AUGUST 31,
                                                   TO                ------------------------------------------------------
                                           DECEMBER 31, 2004(1)        2004           2003           2002          2001(2)
                                           --------------------      ---------      ---------      ---------      ---------
PER SHARE DATA
  Net asset value, beginning of period     $              11.75      $   11.24      $   10.56      $   13.39      $   14.19
                                           --------------------      ---------      ---------      ---------      ---------
INVESTMENT OPERATIONS
  Net investment income (loss)                             0.03(3)       (0.06)(3)      (0.06)(3)      (0.06)(3)       0.00(4)
  Net gain (loss) on investments
    (both realized and unrealized)                         1.18           0.57           0.74          (2.75)         (0.80)
                                           --------------------      ---------      ---------      ---------      ---------
      Total from investment operations                     1.21           0.51           0.68          (2.81)         (0.80)
                                           --------------------      ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
  Distributions from net realized gains                   (0.81)            --             --          (0.02)            --
                                           --------------------      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD             $              12.15      $   11.75      $   11.24      $   10.56      $   13.39
                                           ====================      =========      =========      =========      =========
      Total return(5)                                     10.47%          4.54%          6.44%        (21.03)%        (5.64)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s
    omitted)                               $              1,864      $   2,156      $     441      $     271      $     102
    Ratio of expenses to average net
      assets(6)                                            2.05%(7)       2.05%          2.00%          1.94%          1.94%(7)
    Ratio of net investment income
      (loss) to average net assets                         0.62%(7)      (0.47)%        (0.55)%        (0.65)%        (0.25)%(7)
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                       0.32%(7)       0.39%          2.90%          2.25%          6.43%(7)
  Portfolio turnover rate                                    34%           168%           155%           122%           141%

----------
(1)  The Fund changed its fiscal year end from August 31 to December 31.

(2)  For the period July 31, 2001 (inception date) through August 31, 2001.

(3) Per share information is calculated using the average shares outstanding method.
(4)  This amount represents less than $0.01 per share.

(5) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(6) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the period ended December 31, 2004 and the years ended August 31, 2004, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(7)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Select Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

   The Fund is authorized to offer six classes of shares: Common Class, Advisor Class, Institutional Class, Class A shares, Class B shares and Class C shares. The Fund currently offers Common Class, Class A shares, Class B shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIA"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same social security number. Effective October 24, 2002, Institutional Class shares ceased operations. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

   Effective as of the close of business on January 9, 2004, the Fund acquired all of the net assets of the Credit Suisse Tax Efficient Fund ("Tax Efficient") in a tax-free exchange of shares. The Fund was also the accounting survivor in the tax-free exchange. The shares exchanged were 58,722 Class A shares (valued at $731,097) of the Fund for 47,899 Common Class shares of Tax Efficient, 5,280,784 Class A shares (valued at $65,745,895) of the Fund for 4,294,302 Class A shares of Tax Efficient, 1,563,233 Class B shares (valued at $19,133,980) of the Fund for 1,320,686 Class B shares of Tax Efficient, and 246,518 Class C shares (valued at $3,010,004) of the Fund for 207,812 Class C shares of Tax Efficient. Tax Efficient's net assets of $88,620,976 at that date, which included $21,904,658 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of Tax Efficient and the Fund immediately before the acquisition were $88,620,976 and $9,412,634, respectively, and the combined net assets of the Fund after the acquisition were $98,033,610.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at December 31, 2004 is as follows:

           MARKET VALUE OF                  VALUE OF
          SECURITIES LOANED           COLLATERAL RECEIVED
          -----------------           -------------------
            $  1,632,621                   $  1,673,277

   Effective March 17, 2004, SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities, with the Fund receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets. For the period ended December 31, 2004, investment advisory fees earned and voluntarily waived were $205,974 and $88,441, respectively. CSAM will not recapture from the Fund any fees it waived during the period ended December 31, 2004.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.05% of the Fund's average daily net assets. For the period ended December 31, 2004, co-administrative services fees earned by CSAMSI were $13,729.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

          AVERAGE DAILY NET ASSETS                   ANNUAL RATE
          -----------------------          ----------------------------------
          First $5 billion                 0.050% of average daily net assets
          Next $5 billion                  0.035% of average daily net assets
          Over $10 billion                 0.020% of average daily net assets

   For the period ended December 31, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $18,394.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class and Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the average daily net assets. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the period ended December 31, 2004, the Fund reimbursed CSAM $919, which is included in the Fund's transfer agent expense.

   For the period ended December 31, 2004, CSAMSI and its affiliates advised the Fund that they retained $455 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the period ended December 31, 2004, Merrill was paid $194 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of

0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2004, and during the period ended December 31, 2004, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the period ended December 31, 2004, purchases and sales of investment securities (excluding short-term investments) were $27,446,725 and $34,641,906, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each class were as follows:

                                                             COMMON CLASS
                     ---------------------------------------------------------------------------------------------
                          FOR THE PERIOD ENDED            FOR THE YEAR ENDED               FOR THE YEAR ENDED
                          DECEMBER 31, 2004(1)             AUGUST 31, 2004                  AUGUST 31, 2003
                     ---------------------------------------------------------------------------------------------
                        SHARES           VALUE          SHARES          VALUE           SHARES          VALUE
                     -------------   -------------   -------------   -------------   -------------   -------------
Shares sold                  1,230   $      15,506          28,860   $     339,653         534,199   $   5,477,164
Shares issued in
  reinvestment of
  dividends
  and distributions         17,807         217,154             358           4,437             625           6,672
Shares redeemed           (105,147)     (1,287,413)       (159,529)     (1,923,821)       (466,046)     (4,865,972)
                     -------------   -------------   -------------   -------------   -------------   -------------
Net increase
  (decrease)               (86,110)  $  (1,054,753)       (130,311)  $  (1,579,731)         68,778   $     617,864
                     =============   =============   =============   =============   =============   =============

                                                      INSTITUTIONAL CLASS
                                               -------------------------------
                                                     FOR THE YEAR ENDED
                                                     AUGUST 31, 2003(2)
                                               -------------------------------
                                                    SHARES          VALUE
                                               --------------   --------------
Shares redeemed                                      (563,589)  $   (5,729,876)
                                               --------------   --------------
Net decrease                                         (563,589)  $   (5,729,876)
                                               --------------   --------------

NOTE 5. CAPITAL SHARE TRANSACTIONS

                                                                CLASS A
                     ---------------------------------------------------------------------------------------------
                          FOR THE PERIOD ENDED            FOR THE YEAR ENDED              FOR THE YEAR ENDED
                          DECEMBER 31, 2004(1)             AUGUST 31, 2004                  AUGUST 31, 2003
                     ---------------------------------------------------------------------------------------------
                        SHARES           VALUE          SHARES          VALUE           SHARES          VALUE
                     -------------   -------------   -------------   -------------   -------------   -------------
Shares sold                 75,840   $     966,295         155,404   $   1,901,131         125,379   $   1,315,660
Shares exchanges
  due to merger                 --              --       5,339,506      66,476,992              --              --
Shares issued in
  reinvestment of
  dividends and
  distributions            286,271       3,499,528             108           1,337              42             445
Shares redeemed           (375,995)     (4,701,043)       (577,634)     (7,092,219)        (22,988)       (249,452)
                     -------------   -------------   -------------   -------------   -------------   -------------
Net increase
  (decrease)               (13,884)  $    (235,220)      4,917,384   $  61,287,241         102,433   $   1,066,653
                     =============   =============   =============   =============   =============   =============

                                                                CLASS B
                     ---------------------------------------------------------------------------------------------
                         FOR THE PERIOD ENDED              FOR THE YEAR ENDED              FOR THE YEAR ENDED
                         DECEMBER 31, 2004(1)               AUGUST 31, 2004                  AUGUST 31, 2003
                     ---------------------------------------------------------------------------------------------
                        SHARES           VALUE          SHARES          VALUE           SHARES          VALUE
                     -------------   -------------   -------------   -------------   -------------   -------------
Shares sold                  2,407   $      28,945          20,107   $     240,576          59,253   $     615,956
Shares exchanges
  due to merger                 --              --       1,563,233      19,133,980              --              --
Shares issued in
  reinvestment of
  dividends and
  distributions             66,383         790,622              --              --              --              --
Shares redeemed           (194,227)     (2,373,273)       (430,337)     (5,170,229)         (9,793)        (99,045)
                     -------------   -------------   -------------   -------------   -------------   -------------
Net increase
  (decrease)              (125,437)  $  (1,553,706)      1,153,003   $  14,204,327          49,460   $     516,911
                     =============   =============   =============   =============   =============   =============

                                                                CLASS C
                     ---------------------------------------------------------------------------------------------
                         FOR THE PERIOD ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                         DECEMBER 31, 2004(1)                AUGUST 31, 2004                AUGUST 31, 2003
                     ---------------------------------------------------------------------------------------------
                        SHARES           VALUE          SHARES          VALUE           SHARES          VALUE
                     -------------   -------------   -------------   -------------   -------------   -------------
Shares sold                  2,351   $      27,928          48,452   $     579,554          33,087   $     354,028
Shares exchanges
  due to merger                 --              --         246,518       3,010,004              --              --
Shares issued in
  reinvestment of
  dividends and
  distributions              7,224          85,821              --              --              --              --
Shares redeemed            (39,558)       (492,988)       (150,796)     (1,810,212)        (19,507)       (208,849)
                     -------------   -------------   -------------   -------------   -------------   -------------
Net increase
  (decrease)               (29,983)  $    (379,239)        144,174   $   1,779,346          13,580   $     145,179
                     =============   =============   =============   =============   =============   =============

----------
(1)  The Fund changed its fiscal year end date from August 31 to December 31.

(2) Effective October 24, 2002, the Institutional Class shares ceased operations.

   On December 31, 2004, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                    NUMBER OF     APPROXIMATE PERCENTAGE
                                  SHAREHOLDERS     OF OUTSTANDING SHARES
                                  ------------    ----------------------
          Common Class                 2                     36%
          Class C                      3                     38%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales, and additional capital loss carryforwards received from the Fund's merger with Credit Suisse Tax Efficient Fund.

   The tax characteristics of dividends and distributions paid during the period ended December 31, 2004 and the years ended August 31, 2004, for the Fund were as follows:

         ORDINARY INCOME                     LONG-TERM CAPITAL GAIN
-----------------------------------   -----------------------------------
DECEMBER 31, 2004   AUGUST 31, 2004   DECEMBER 31, 2004   AUGUST 31, 2004
-----------------   ---------------   -----------------   ---------------
   $  77,949           $  6,107          $  5,171,240        $  --

   At December 31, 2004, the components of distributable earnings on a tax basis for the Fund were as follows:

     Undistributed net investment income      $      332,017
     Accumulated net realized loss                (6,138,087)
     Unrealized appreciation                      12,389,468
                                              --------------
                                              $    6,583,398
                                              ==============

   At December 31, 2004, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                            EXPIRES DECEMBER 31,
          ----------------------------------------------------
             2008                2009                  2010
          -----------         ------------          ----------
          $  1,609,466        $  3,723,123          $  805,498

   Included in the Fund's capital loss carryforwards which expire in 2008 is $1,609,466 and in 2009 is $1,942,030 acquired in the Credit Suisse Tax Efficient Fund merger which is subject to IRS limitations.

   During the tax year ended December 31, 2004, the Fund utilized $1,670,268 of the capital loss carryforward. It is uncertain whether the Fund will be able to realize the benefits before they expire.

   At December 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $71,708,404, $13,619,155, ($1,229,687) and $12,389,468, respectively.

   At December 31, 2004, the Fund reclassified $57 from undistributed net investment income and $175,543 from accumulated net realized loss from investments to paid in capital, to adjust for current year permanent book/tax differences which arose principally from differing book/tax treatments of dividend designations, and capital loss carryforward acquired from the merger with Credit Suisse Tax Efficient Fund. Net assets were not affected by these reclassifications.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 8. CHANGE IN FISCAL YEAR END

   The Fund changed its fiscal year end from August 31, to December 31. Accordingly, the statement of operations, the statement of changes in net assets and financial highlights reflect the period from September 1, 2004 to December 31, 2004.

CREDIT SUISSE SELECT EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Credit Suisse Select Equity Fund, Inc.:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Select Equity Fund, Inc. (the "Fund") at December 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 7, 2005

CREDIT SUISSE SELECT EQUITY FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                          TERM                                        NUMBER OF
                                          OF OFFICE(1)                                PORTFOLIOS IN
                                          AND                                         FUND
                           POSITION(S)    LENGTH        PRINCIPAL                     COMPLEX        OTHER
NAME, ADDRESS AND          HELD WITH      OF TIME       OCCUPATION(S) DURING          OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH              FUND           SERVED        PAST FIVE YEARS               DIRECTOR       HELD BY DIRECTOR
-------------------------  -------------  ------------  ----------------------------  -------------  --------------------------
INDEPENDENT DIRECTORS

Richard H. Francis         Director,      Since         Currently retired             41             None
c/o Credit Suisse Asset    Nominating     1999
Management, LLC            and Audit
466 Lexington Avenue       Committee
New York, New York         Member
10017-3140

Date of Birth:  04/23/32

Jeffrey E. Garten(2)       Director,      Since         Dean of Yale School of        40             Director of Aetna, Inc.
Box 208200                 Nominating     Fund          Management and William                       (insurance company);
New Haven, Connecticut     and Audit      Inception     S. Beinecke Professor in the                 Director of Calpine
06520-8200                 Committee                    Practice of International                    Corporation (energy
                           Member                       Trade and Finance from                       provider); Director of
Date of Birth:  10/29/46                                November 1995 to present.                    CarMax Group (used car
                                                                                                     dealers).

Peter F. Krogh             Director,      Since         Dean Emeritus and             40             Director of Carlisle
301 ICC                    Nominating     2001          Distinguished Professor                      Companies Incorporated
Georgetown University      Committee                    of International Affairs                     (diversified manufacturing
Washington, DC 20057       Chairman and                 at the Edmund A. Walsh                       company).
                           Audit                        School of Foreign Service,
Date of Birth:  02/11/37   Committee                    Georgetown University
                           Member                       from June 1995 to present.

James S.  Pasman, Jr.      Director,      Since         Currently retired             42             Director of Education
c/o Credit Suisse Asset    Nominating     1999                                                       Management Corp.
Management, LLC            and Audit
466 Lexington Avenue       Committee
New York, New York         Member
10017-3140

Date of Birth:  12/20/30

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.
(2) Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000, and was subsequently re-appointed on December 21, 2000.

                                          TERM                                        NUMBER OF
                                          OF OFFICE(1)                                PORTFOLIOS IN
                                          AND                                         FUND
                           POSITION(S)    LENGTH        PRINCIPAL                     COMPLEX        OTHER
NAME, ADDRESS AND          HELD WITH      OF TIME       OCCUPATION(S) DURING          OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH              FUND           SERVED        PAST FIVE YEARS               DIRECTOR       HELD BY DIRECTOR
-------------------------  -------------  ------------  ----------------------------  -------------  --------------------------
INDEPENDENT DIRECTORS

Steven N. Rappaport        Lead Director, Since         Partner of Lehigh Court,      42             Director of Presstek,
Lehigh Court, LLC          Nominating     1999          LLC and RZ Capital                           Inc. (digital imaging
40 East 52nd Street        Committee                    (private investment                          technologies company);
New York, New York         Member and                   firms) from July 2002 to                     Director of Wood
10022                      Audit                        present; Transition                          Resources, LLC. (plywood
                           Committee                    Adviser to SunGard                           manufacturing company).
Date of Birth:  07/10/48   Chairman                     Securities Finance, Inc.
                                                        from February 2002 to
                                                        July 2002; President of
                                                        SunGard Securities
                                                        Finance, Inc. from 2001
                                                        to February 2002;
                                                        President of Loanet, Inc.
                                                        (on-line accounting
                                                        service) from 1997 to 2001.

INTERESTED DIRECTORS

Michael E. Kenneally(3)    Chairman       Since         Chairman and Global Chief     44             None
Credit Suisse Asset        and Chief      2004          Executive Officer of CSAM
Management, LLC            Executive                    since 2003; Chairman and
466 Lexington Avenue       Officer                      Chief Investment Officer
New York, New York                                      of Banc of America
10017-3140                                              Capital Management from
                                                        1998 to March 2003.
Date of Birth:  03/30/54

William W.  Priest(4)      Director       Since         Chief Executive Officer       47             Director of Globe
Epoch Investment Partners                 1999          of J Net Enterprises,                        Wireless, LLC (maritime
667 Madison Avenue                                      Inc. (technology holdings                    communication-company);
New York, NY 10021                                      company) since June 2004;                    Director of InfraRed X
                                                        Chief Executive Officer                      (medical device company);
Date of Birth:  09/24/41                                of Epoch Investment                          Director of J Net
                                                        Partners, Inc. since                         Enterprises, Inc.
                                                        April 2004; Co-Managing
                                                        Partner, Steinberg Priest
                                                        & Sloane Capital
                                                        Management, LLC from 2001
                                                        to March 2004; Chairman
                                                        and Managing Director of
                                                        CSAM from 2000 to
                                                        February 2001; Chief
                                                        Executive Officer and
                                                        Managing Director of CSAM
                                                        from 1990 to 2000.

----------
(3) Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act because he is an officer of CSAM.
(4) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                          TERM
                                          OF OFFICE(1)
                                          AND
                           POSITION(S)    LENGTH
NAME, ADDRESS AND          HELD WITH      OF TIME
DATE OF BIRTH              FUND           SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------  -------------  ------------  ---------------------------------------------------------
OFFICERS

Michael A. Pignataro       Chief          Since         Director and Director of Fund Administration of CSAM;
Credit Suisse Asset        Financial      1999          Associated with CSAM since 1984; Officer of other Credit
Management, LLC            Officer and                  Suisse Funds.
466 Lexington Avenue       Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio             Chief          Since         Director and Global Head of Compliance of CSAM;
Credit Suisse Asset        Compliance     2004          Associated with CSAM since July 2000; Vice President and
Management, LLC            Officer                      Director of Compliance of Forstmann-Leff Associates from
466 Lexington Avenue                                    1998 to June 2000; Officer of other Credit Suisse Funds.
New York, New York
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                 Chief Legal    Since         Director and Deputy General Counsel of CSAM since
Credit Suisse Asset        Officer        2004          September 2004; Senior Associate of Shearman & Sterling
Management, LLC                                         LLP from September 2000 to September 2004; Senior
466 Lexington Avenue                                    Counsel of the SEC Division of Investment Management
New York, New York                                      from June 1997 to September 2000; Officer of other Credit
10017-3140                                              Suisse Funds.

Date of Birth: 08/14/70

J. Kevin Gao               Vice           Since         Vice President and legal counsel of CSAM; Associated with
Credit Suisse Asset        President and  2004          CSAM since July 2003; Associated with the law firm of
Management, LLC            Secretary                    Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of
466 Lexington Avenue                                    other Credit Suisse Funds.
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert M. Rizza            Assistant      Since         Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset        Treasurer      2002          Associated with CSAM since 1998; Officer of other Credit
Management, LLC                                         Suisse Funds.
466 Lexington Avenue
New York, New York
10017-3140
Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE SELECT EQUITY FUND
TAX INFORMATION LETTER (UNAUDITED)
December 31, 2004

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   Corporate Shareholders should note for the year ended December 31, 2004, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 100.00%.

   For the fiscal year ended December 31, 2004 certain dividends paid by Select Equity Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

   For the fiscal year ended December 31, 2004, the Fund designates approximately $77,892, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during the calendar year 2004, complete information will be reported in conjunction with Form 1099-Div.

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

   During the year ended December 31, 2004, the Fund declared $5,171,240 in dividends that were designated as 20% long-term capital gains dividends.

CREDIT SUISSE SELECT EQUITY FUND
PROXY POLICY AND PORTFOLIO HOLDINGS INFORMATION

   Information regarding how the Fund voted proxies related to its fund securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   -  By calling 1-800-927-2874

   -  On the Fund's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPSEQ-2-1204

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2004. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2004.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended August 31, 2004 and December 31, 2004.

                               AUGUST 31, 2004    DECEMBER 31, 2004
-------------------------------------------------------------------
Audit Fees                     $        10,966    $           6,580
Audit-Related Fees(1)          $         3,000    $           1,500
Tax Fees(2)                    $         2,327    $           1,327
All Other Fees                              --                   --
-------------------------------------------------------------------
Total                          $        16,293    $           9,407
-------------------------------------------------------------------

(1) Services for August 31, 2004 include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,000), and for December 31, 2004 include agreed upon procedures for the registrant's third quarter 2004 Form N-Q filing ($1,500).

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended August 31, 2004 and December 31, 2004.

                               AUGUST 31, 2004    DECEMBER 31, 2004
-------------------------------------------------------------------
Audit-Related Fees             N/A                N/A

Tax Fees                       N/A                N/A
All Other Fees                 N/A                N/A
-------------------------------------------------------------------
Total                          N/A                N/A
-------------------------------------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

                               AUGUST 31, 2004    DECEMBER 31, 2004
-------------------------------------------------------------------
Audit-Related Fees             N/A                N/A
Tax Fees                       N/A                N/A
All Other Fees                 N/A                N/A
-------------------------------------------------------------------
Total                          N/A                N/A
-------------------------------------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended August 31, 2004 and December 31, 2004:

                               AUGUST 31, 2004    DECEMBER 31, 2004
-------------------------------------------------------------------
Audit-Related Fees             N/A                N/A
Tax Fees                       N/A                N/A
All Other Fees                 N/A                N/A
-------------------------------------------------------------------
Total                          N/A                N/A
-------------------------------------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended August 31, 2004 and December 31, 2004 were $5,327 and $2,827, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, New York 10017. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE SELECT EQUITY FUND, INC.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  March 8, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  March 8, 2005

          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  March 8, 2005